Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended		0 Months Ended	3 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jan. 21, 2011	Mar. 31, 2015	Mar. 31, 2014	Jun. 14, 2010
Related Party Transaction [Line Items]
Revenue from related party	$ 315,000	$ 630,000
Due from related party	0	125,000		125,000
Notes receivable due from stockholders	136,000	145,000		136,000
Philips Medical Systems [Member]
Related Party Transaction [Line Items]
Term of the consulting agreement			2 years
Revenue from related party				125,000	190,000
Due from related party	0			125,000
Shareholders [Member]
Related Party Transaction [Line Items]
Issuance of notes receivable due from stockholder						145,000
Shareholders [Member] | Notes Receivable [Member]
Related Party Transaction [Line Items]
Impairment cost for notes receivable	0	0		0
Not For Profit [Member]
Related Party Transaction [Line Items]
Related party transaction expense	$ 18,000			$ 104,000